Trade and Other Receivables - Changes in the Allowance for Doubtful Accounts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	₩ 205,339	₩ 208,990	₩ 212,759
Changes in allowance account for credit losses of financial assets
Bad debt expense	27,078	19,039	24,021
Write-off	(26,319)	(21,809)	(20,332)
Reversal	(3,444)	(1,071)	(3,373)
Others	(3,654)	190	(4,085)
Ending balance	199,000	205,339	208,990
Other receivables
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	82,710	132,379	114,155
Changes in allowance account for credit losses of financial assets
Bad debt expense	4,220	18,411	27,329
Write-off	(1,103)	(58,762)	(1,910)
Reversal	(37)	(79)	(2,464)
Others	23,663	(9,239)	(4,731)
Ending balance	₩ 109,453	₩ 82,710	₩ 132,379